Earnings Per Common Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$ (109,063)	$ 175,485	$ 40,811
Dividend on Preferred Stock and on unvested restricted shares	(1,927)	(1,705)	(1,696)
(Loss)/income available to Navios Holdings common stockholders, basic	(110,990)	173,780	39,115
Dividend on Preferred Stock and on unvested restricted shares	0	1,705	1,696
(Loss)/income available to Navios Holdings common stockholders, diluted	$ (110,990)	$ 175,485	$ 40,811
Denominator:
Denominator for basic net income per share attributable to Navios Holdings stockholders - weighted average shares	101,854,415	101,232,720	100,926,448
Dilutive potential common shares - weighted average restricted stock and restricted units	0	1,322,038	918,204
Convertible preferred stock and convertible debt	0	8,479,000	8,479,000
Dilutive effect of securities	0	9,801,038	9,397,204
Denominator for diluted net income per share attributable to Navios Holdings stockholders - adjusted weighted shares and assumed conversions	101,854,415	111,033,758	110,323,652
Basic net (losses)/earnings per share attributable to Navios Holdings common stockholders	$ (1.09)	$ 1.72	$ 0.39
Diluted net (loss)/income per share attributable to Navios Holdings stockholders	$ (1.09)	$ 1.58	$ 0.37